11. LOANS RECEIVABLE: Schedule of Loans Receivable (Details) - CAD ($)		Dec. 31, 2020	Dec. 31, 2019
Loans receivable	[1]	$ 51,676,623	$ 36,504,397
Advances to PharmaCo Inc
Loans receivable		11,084,278	4,381,329
Promissory note receivable from PharmaCo Inc
Loans receivable		32,627,616	30,648,517
Promissory note acquired with RTO
Loans receivable	[2]	4,231,664	0
Accrued interest on promissory note acquired with RTO
Loans receivable	[2]	686,288	0
Net receivable from sellers of Platinum Vape
Loans receivable	[3]	3,046,777	0
Settlement of preexisting relationship in MAG acquisition
Loans receivable	[3]	$ 0	$ 1,474,551

[1]	Note 11.
[2]	Note 5.
[3]	Note 6.